ACQUISITION (Tables)	3 Months Ended
Mar. 31, 2017
ACQUISITION
Schedule Of consideration transferred and the estimated fair value of identified assets acquired and liabilities

Preliminary purchase price allocation	Amount
Consideration transferred	(in thousand)
Cash paid	$51,000
Class A common stock issued	5,500
Total consideration transferred	56,500
Less: identified assets
Working capital	6,000
Fixed assets	13,225
Customer relationship intangible assets	21,392
Other intangible assets	5,150
Total identified assets	45,767
Goodwill	$10,733

Schedule of unaudited consolidated pro forma information

	Pro Forma
	Three Months Ended March 31,
	2017	2016
	(unaudited)
	(in thousands)
Revenue	$105,531	$83,942

Net loss	$(12,055)	$(26,242)
Less: net loss attributable to noncontrolling interests[1]	7,932	17,369
Net loss attributable to Select Energy Services, Inc.[1]	$(4,123)	$(8,873)

 [1] The allocation of net loss attributable to noncontrolling interests and Select Energy Services gives effect to the corporate reorganization as though the 144A Offering occurred as of January 1, 2016. However, the calculation of pro forma net loss does not give effect to any pro forma adjustments for the 144A Offering.